Share-based Compensation (Details 3) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock
Weighted Number of shares
Restricted shares unvested at beginning of year (in shares)	38,169,245
Vested (in shares)	(21,337,835)
Forfeited (in shares)	(60,405)
Restricted shares unvested at end of year (in shares)	16,771,005	38,169,245
Weighted Average Grant-Date Fair value
Restricted shares unvested at beginning of year (in dollars per share)	$ 3.36
Vested (in dollars per share)	$ 3.08
Forfeited (in dollars per share)	$ 2.31
Restricted shares unvested at end of year (in dollars per share)	$ 3.74	$ 3.36
Granted (in dollars per share)		$ 3.54	$ 4.24
Fair value of restricted shares vested (in dollars)	$ 100,140,627	$ 64,154,920	$ 27,979,963